UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/15

DREYFUS INTERNATIONAL SMALL CAP FUND

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
International
Small Cap Fund

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Understanding Your Fund’s Expenses
3	Comparing Your Fund’s Expenses With Those of Other Funds
4	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
29	Information About the Approval of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
International
Small Cap Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this report for Dreyfus International Small Cap Fund, covering the period from the fund’s inception on January 30, 2015, through April 30, 2015.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Small Cap Fund from January 30, 2015 (commencement of operations) to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 3.69	$ 5.65	$ 3.03	$ 3.03
Ending value (after expenses)	$ 1,112.00	$ 1,109.60	$ 1,112.80	$ 1,112.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$ 7.00	$ 10.74	$ 5.76	$ 5.76
Ending value (after expenses)	$ 1,017.85	$ 1,014.13	$ 1,019.09	$ 1,019.09

†	Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.15% for Class C, 1.15% for
Class I and 1.15% for ClassY, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C, Class I and Class Y shares commenced operations on January 30, 2015, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.
This projection assumes that annualized expense ratios were in effect during the period November 1, 2014 to April 30, 2015.
††† Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.15% for Class C, 1.15% for
Class I and 1.15% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 3

STATEMENT OF INVESTMENTS
April 30, 2015 (Unaudited)

Common Stocks—94.4%	Shares		Value ($)
Australia—4.1%
Fairfax Media	2,125,164		1,746,863
Federation Centres	1,580,222		3,680,658
Investa Office Fund	1,012,587		2,969,178
IOOF Holdings	170,699		1,356,614
Nine Entertainment Company Holdings	865,644		1,578,362
Programmed Maintenance Services	554,174		1,222,424
Western Areas	701,271		2,034,752
			14,588,851
Austria—.5%
Zumtobel Group	68,595		1,881,143
Belgium—.5%
Cofinimmo	17,156		1,890,984
Canada—6.1%
Artis Real Estate Investment Trust	300,528		3,706,470
Canadian Apartment Properties REIT	100,544		2,430,890
Canfor	107,961	[a]	2,139,534
Constellation Software	4,005		1,570,133
DH	39,356		1,379,173
Dollarama	50,745		2,913,894
Entertainment One	754,770		3,641,708
Gran Tierra Energy	598,751	[a]	2,238,182
Lundin Mining	305,078	[a]	1,517,172
			21,537,156
France—7.5%
Alten	57,654		2,818,128
Altran Technologies	211,492		2,302,067
Establissements Maurel et Prom	180,635	[a]	1,686,261
Fonciere des Regions	28,288		2,678,451
Ipsen	26,084		1,501,012
JCDecaux	35,280		1,390,760
Lagardere	66,518		2,135,185
Neopost	24,816		1,194,683
Orpea	28,018		1,845,008
Plastic Omnium	55,180		1,536,868
Saft Groupe	46,523		1,857,093

Common Stocks (continued)	Shares		Value ($)
France (continued)
SCOR	69,578		2,503,440
Teleperformance	44,667		3,341,796
			26,790,752
Germany—5.2%
Aareal Bank	66,676		2,884,130
Dialog Semiconductor	41,829	[a]	1,895,662
Gerresheimer	24,149		1,372,901
Rheinmetall	60,063		3,098,118
Rhoen-Klinikum	68,721		1,903,210
STADA Arzneimittel	36,057		1,324,197
Stroeer Media	49,757		1,851,013
TUI	134,191		2,516,528
Wacker Chemie	14,429		1,803,837
			18,649,596
Hong Kong—1.9%
Dah Sing Financial	270,800		1,904,449
EVA Precision Industrial Holdings	5,130,000		1,666,815
Johnson Electric Holdings	345,500		1,284,284
Luk Fook Holdings	550,000		1,721,304
			6,576,852
Ireland—3.2%
DCC	29,915		1,906,863
Greencore Group	595,937		3,241,114
ICON	46,852	[a]	3,014,458
Smurfit Kappa Group	105,793		3,238,203
			11,400,638
Israel—1.7%
Bezeq The Israeli Telecommunication	1,956,793		3,709,595
Elbit Systems	31,125		2,464,282
			6,173,877
Italy—4.0%
A2A	3,052,717		3,516,185
Anima Holding	243,378	[b]	2,168,036
Banco Popolare	186,365	[a]	2,941,537
Finmeccanica	129,641	[a]	1,661,446

The Fund 5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Italy (continued)
Prysmian	83,832	1,710,282
Recordati	109,187	2,169,299
		14,166,785
Japan—21.9%
Ain Pharmaciez	45,600	1,611,649
Air Water	173,000	3,067,374
Alpine Electronics	163,800	3,330,210
Calsonic Kansei	173,000	1,247,326
Chiba Bank	489,000	4,018,962
CKD	349,600	3,190,285
Daicel	222,100	2,670,057
DeNA	141,700	2,833,023
Ebara	787,000	3,506,586
Fujitsu General	268,000	3,848,771
Goldcrest	100,700	1,983,454
Haseko	365,400	3,617,600
Hitachi Kokusai Electric	126,000	1,758,254
IRISO Electoronics	33,100	2,310,484
Japan Aviation Electronics Industry	79,000	1,890,366
Kawasaki Kisen Kaisha	992,000	2,558,948
Koito Manufacturing	59,900	2,098,151
Lintec	70,900	1,738,052
Lion	331,000	2,022,673
Message Co	53,300	1,646,716
Nifco	72,400	2,565,816
Nippon Shokubai	94,000	1,299,302
Nippon Signal Co	129,200	1,241,457
Nippon Suisan Kaisha	778,100	2,349,005
NS Solutions	57,000	1,904,831
Oiles	58,600	1,118,907
Sanwa Holdings	433,100	3,263,983
Sawai Pharmaceutical	42,500	2,425,860
Shindengen Electric Manufacturing	315,000	1,610,997
Takasago Thermal Engineering Co	119,700	1,553,657
Tokai Rika	115,000	2,803,716

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Tokyo Steel Manufacturing	200,000		1,386,084
Tsubakimoto Chain	221,000		1,808,351
Yaskawa Electric	121,300		1,671,710
			77,952,617
Luxembourg—.8%
Aperam	71,132	[a]	2,702,982
Netherlands—2.9%
AerCap Holdings	43,347	[a]	2,023,438
Constellium, Cl. A	116,978	[a]	2,148,886
Euronext	71,448	[b]	2,997,680
Ten Cate	54,752		1,275,104
TKH Group	49,171		1,823,834
			10,268,942
New Zealand—1.9%
Air New Zealand	1,023,818		2,107,992
Ryman Healthcare	216,070		1,341,889
Sky Network Television	399,997		1,917,710
Spark New Zealand	676,959		1,532,980
			6,900,571
Singapore—2.2%
ComfortDelGro	638,400		1,480,009
Mapletree Industrial Trust	2,454,500		2,981,459
Mapletree Logistics Trust	3,432,600		3,188,526
			7,649,994
South Korea—3.0%
BGF Retail	19,177		2,097,139
BNK Financial Group	194,230		2,896,490
LF	55,852		1,831,643
Mirae Asset Securities	36,967		2,035,900
S-Oil	28,201		1,916,460
			10,777,632
Spain—1.8%
Distribuidora Internacional de Alimentacion	398,801		3,198,544
Liberbank	3,812,424	[a]	3,290,175
			6,488,719

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Sweden—1.1%
Boliden	65,447		1,414,954
Trelleborg, Cl. B	121,671		2,379,279
			3,794,233
Switzerland—6.7%
Adecco	44,287	[a]	3,630,951
Aryzta	52,523	[a]	3,554,265
Baloise Holding	19,260		2,516,963
Gategroup Holding	123,127	[a]	4,303,950
Helvetia Holding	4,190		2,385,313
Julius Baer Group	70,700	[a]	3,729,285
Swiss Life Holding	15,533	[a]	3,698,987
			23,819,714
United Kingdom—15.7%
Bellway	93,206		2,846,694
Britvic	288,905		3,211,594
Card Factory	789,827		3,847,907
Centamin	2,268,506		2,211,872
Close Brothers Group	117,275		2,748,667
Galliford Try	143,972		3,320,625
GKN	329,630		1,772,039
Halma	213,155		2,328,579
Hays	1,127,575		2,655,759
Inchcape	247,010		3,148,581
Jimmy Choo	1,167,863		3,071,684
John Wood Group	285,173		3,009,105
Jupiter Fund Management	289,065		1,908,600
Keller Group	182,023		2,790,132

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Londonmetric Property	1,271,066		3,216,703
Merlin Entertainments	439,249	[b]	2,935,075
Micro Focus International	112,502		2,164,709
RPC Group	192,432		1,773,569
Spire Healthcare Group	825,283	[b]	4,050,841
Taylor Wimpey	1,206,319		3,066,438
			56,079,173
United States—1.7%
iShares MSCI EAFE Small-Cap ETF	117,711		6,072,710

Total Common Stocks
(cost $326,027,844)			336,163,921

Preferred Stocks—1.3%
Germany
Draegerwerk AG & Co	15,729		1,823,644
Jungheinrich	41,036		2,923,238
Total Preferred Stocks
(cost $4,607,627)			4,746,882

	Number of
Rights—.0%	Rights		Value ($)
Belgium—.0%
Cofinimmo	13,266	[a]	7,895
Canada—.0%
Constellation Software	3,662	[a]	1,093
Total Rights
(cost $21,073)			8,988

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—5.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $18,613,069)	18,613,069 [c]	18,613,069
Total Investments (cost $349,269,613)	100.9%	359,532,860
Liabilities, Less Cash and Receivables	(.9%)	(3,150,924)
Net Assets	100.0%	356,381,936

ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust

a Non-income producing security.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, these securities were valued at $12,151,632 or 3.4% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	21.0	Money Market Investment	5.2
Industrial	19.2	Energy	2.5
Consumer Discretionary	18.2	Exchange-Traded Funds	1.7
Materials	9.1	Telecommunication Services	1.5
Information Technology	8.7	Utilities	1.0
Health Care	6.8
Consumer Staples	6.0		100.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			330,656,544	340,919,791
Affiliated issuers			18,613,069	18,613,069
Cash				6,699,789
Cash denominated in foreign currencies			936,505	942,482
Receivable for shares of Beneficial Interest subscribed				7,181,230
Receivable for investment securities sold				5,920,463
Dividends receivable				1,093,427
Unrealized appreciation on forward foreign currency exchange
contracts—Note 3				1,123
Prepaid expenses				100,806
				381,472,180
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)				278,286
Payable for investment securities purchased				24,641,823
Unrealized depreciation on forward foreign
currency exchange contracts—Note 3				24,729
Payable for shares of Beneficial Interest redeemed				11,741
Accrued expenses and other liabilities				133,665
				25,090,244
Net Assets ($)				356,381,936
Composition of Net Assets ($):
Paid-in capital				344,314,391
Accumulated undistributed investment income—net				978,236
Accumulated net realized gain (loss) on investments				808,998
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				10,280,311
Net Assets ($)				356,381,936

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	571,006	120,882	1,524,261	354,165,787
Shares Outstanding	41,081	8,713	109,586	25,466,015
Net Asset Value Per Share ($)	13.90	13.87	13.91	13.91

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
From January 30, 2015 (commencement of operations) to April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $118,910 foreign taxes withheld at source):
Unaffiliated issuers	1,335,827
Affiliated issuers	2,910
Total Income	1,338,737
Expenses:
Investment advisory fee—Note 2(a)	313,075
Custodian fees—Note 2(c)	195,000
Registration fees	56,705
Professional fees	41,493
Prospectus and shareholders’ reports	4,574
Trustees’ fees and expenses—Note 2(d)	2,548
Shareholder servicing costs—Note 2(c)	629
Distribution fees—Note 2(b)	201
Miscellaneous	16,656
Total Expenses	630,881
Less—reduction in expenses due to undertaking—Note 2(a)	(270,380)
Net Expenses	360,501
Investment Income—Net	978,236
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	817,282
Net realized gain (loss) on forward foreign
currency exchange contracts	(8,284)
Net Realized Gain (Loss)	808,998
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	10,303,917
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(23,606)
Net Unrealized Appreciation (Depreciation)	10,280,311
Net Realized and Unrealized Gain (Loss) on Investments	11,089,309
Net Increase in Net Assets Resulting from Operations	12,067,545

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
From January 30, 2015 (commencement of operations) to April 30, 2015 (Unaudited)

Operations ($):
Investment income—net	978,236
Net realized gain (loss) on investments	808,998
Net unrealized appreciation (depreciation) on investments	10,280,311
Net Increase (Decrease) in Net Assets Resulting from Operations	12,067,545
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	533,304
Class C	109,856
Class I	1,472,698
Class Y	343,844,508
Cost of shares redeemed:
Class Y	(1,645,975)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	344,314,391
Total Increase (Decrease) in Net Assets	356,381,936
Net Assets ($):
Beginning of Period	—
End of Period	356,381,936
Accumulated undistributed investment income—net	978,236
Capital Share Transactions (Shares):
Class A
Shares sold	41,081
Class C
Shares sold	8,713
Class I
Shares sold	109,586
Class Y
Shares sold	25,586,277
Shares redeemed	(120,262)
Net Increase (Decrease) in Shares Outstanding	25,466,015

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from January 30, 2015 (commencement of operations) to April 30, 2015. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distribu-tions.These figures have been derived from the fund’s financial statements.

	Class A		Class C		Class I	Class Y
	Shares		Shares		Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50		12.50		12.50	12.50
Investment Operations:
Investment income—net [a]	.07		.01		.11	.11
Net realized and unrealized
gain (loss) on investments	1.33		1.36		1.30	1.30
Total from Investment Operations	1.40		1.37		1.41	1.41
Net asset value, end of period	13.90		13.87		13.91	13.91
Total Return (%) [b]	11.20	[c]	10.96	[c]	11.28	11.28
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [d]	2.72		4.24		2.25	2.01
Ratio of net expenses
to average net assets [d]	1.40		2.15		1.15	1.15
Ratio of net investment income
to average net assets [d]	2.21		.41		3.28	3.13
Portfolio Turnover Rate [b]	23.02		23.02		23.02	23.02
Net Assets, end of period ($ x 1,000)	571		121		1,524	354,166

a	Based on average shares outstanding.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Small Cap Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund, which commenced operations on January 30, 2015. The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.The fund’s fiscal year end is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A, 8,000 Class C and 8,000 Class I shares of the fund.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	8,958,821	321,132,390	††	—	330,091,211
Equity Securities—
Foreign
Preferred Stocks†	—	4,746,882	††	—	4,746,882
Exchange-Traded
Funds	6,072,710	—		—	6,072,710
Mutual Funds	18,613,069	—		—	18,613,069
Rights†	—	8,988	††	—	8,988
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	1,123		—	1,123
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(24,729)		—	(24,729)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	1/30/2015 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—	111,900,526	93,287,457	18,613,069	5.2

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from January 30, 2015 through January 31, 2016, to waive receipt of its fees and/or assume the direct

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions and extraordinary expenses) exceed 1.15% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $270,380 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and TBCAM, TBCAM serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $201 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $197 and $67, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $341 for transfer agency services and $7 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $195,000 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $2,825 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $210,577, Distribution Plan fees $70, Shareholder Services Plan fees $132, custodian fees $195,000, Chief Compliance Officer fees $2,825 and transfer agency fees $224, which are offset against an expense reimbursement currently in effect in the amount of $130,542.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2015, amounted to $360,820,473 and $30,782,736, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterpar-ties. Master Agreements include provisions for general obligations, rep-

resentations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2015:

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
australian dollar,
expiring:
5/1/2015 [a]	354,842	285,871	280,805	(5,066)
5/4/2015 [a]	193,147	152,364	152,847	483
british pound,
expiring
5/1/2015 [b]	1,105,991	1,700,258	1,697,685	(2,573)
canadian dollar,
expiring:
5/1/2015 [a]	480,289	401,121	398,085	(3,036)
5/4/2015 [b]	506,851	420,271	420,100	(171)
israeli new shekel,
expiring
5/1/2015 [c]	292,858	75,730	75,839	109
japanese yen,
expiring
5/1/2015 [a]	304,855,635	2,562,458	2,553,230	(9,228)
new zealand dollar,
expiring:
5/1/2015 [d]	497,147	384,101	379,446	(4,655)
5/4/2015 [a]	116,494	88,593	88,914	321
singapore dollar,
expiring
5/4/2015 [b]	213,864	161,416	161,626	210
Gross Unrealized
Appreciation				1,123
Gross Unrealized
Depreciation				(24,729)

Counterparties:

a	Northern Trust
b	Goldman Sachs International
c	Bank of America
d	Citigroup

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	1,123	(24,729)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1,123	(24,729)
Derivatives not subject to Master Agreements	—	—
Total gross amount of assets and
liabilities subject to Master Agreements	1,123	(24,729)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2015:

		Financial
		Instruments
		and
		Derivatives
Gross Amount of		Available	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	of Assets ($)
Bank of America	109	—	—	109
Goldman Sachs International	210	(210)	—	—
Northern Trust	804	(804)	—	—
Total	1,123	(1,014)	—	109

		Financial
		Instruments
		and
		Derivatives
Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Citigroup	(4,655)	—	—	(4,655)
Goldman Sachs International	(2,744)	210	—	(2,534)
Northern Trust	(17,330)	804	—	(16,526)
Total	(24,729)	1,014	—	(23,715)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Forward contracts	5,467,363

At April 30, 2015, accumulated net unrealized appreciation on investments was $10,263,247, consisting of $13,051,351 gross unrealized appreciation and $2,788,104 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE APPROVAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 3-4, 2014, the Board considered the approval of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which The Boston Company Asset Management, LLC (the “Subadviser”), an affiliate of Dreyfus, will provide day-to-day management of the fund’s investments. The Board members, all of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and the portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also

The Fund 29

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board was provided with composite performance information for the Subadviser’s international small cap strategy.The Board discussed with representatives of Dreyfus and the Subadviser the portfolio management team and the investment strategies to be employed in the management of the fund’s assets.The Board noted the reputation and experience of Dreyfus and the Subadviser.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds independently prepared by Lipper, Inc. (“Lipper”) (the “Comparison Group”) and to the management fees of funds in the fund’s anticipated Lipper category. They noted that the fund’s contractual management fee was within the average and median contractual management fees for the funds in the Comparison Group. The fund’s estimated total expenses (as limited through at least January 31, 2016 by agreement with Dreyfus to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 1.15% of the fund’s average daily net assets) were below the average and median expense ratios of the funds in the Comparison Group.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to be paid to the Subadviser in relation to the fee to be paid to Dreyfus by the fund and the respective services to be provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee will be paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of soft dollar arrangements with respect to trading the fund’s investments. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices to be provided by Dreyfus and the Subadviser are adequate and appropriate.

The Fund 31

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

  The Board concluded that since the fund had not yet commenced operations, its performance could not be measured and was not a factor.

  The Board concluded that the fees to be paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that because the fund had not yet com- menced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of other funds advised by Dreyfus and the Subadviser. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the Board’s conclusions may be based, in part, on their consideration of similar arrangements in prior years. The Board determined to approve the Agreements.

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)